Supplemental Financial Information (Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Supplemental Financial Information [Abstract]
Derivative Instruments	$ 26.0	$ 20.6
Other	(2.4)	(2.4)
Accumulated other comprehensive income	$ 23.6	$ 18.2